Pensions and other post-employment benefits - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net defined benefit
Total	€ 388	€ 723	€ 613
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Return on plan assets, excluding amounts included in interest income	(987)	1,589	1,340
Gain/(loss) from change in demographic assumptions	80	136	81
(Loss)/gain from change in financial assumptions	1,298	(1,036)	(954)
Experience gain/(loss)	79	267	358
Change in asset ceiling, excluding amounts included in interest (expense)/income	(82)	(233)	(259)
Total	388	723	566
United States Pension benefits
Net defined benefit
Total	179	599	701
United States Post-retirement benefits
Net defined benefit
Total	143	133	166
Other pensions
Net defined benefit
Total	€ 66	€ (9)	€ (301)